Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entity, Classification Of Carrying Amount, Assets [Table Text Block]

The following tables present information regarding the Non-Consolidated VIEs held by the Partnership as of December 31, 2015 and 2014:

	December 31, 2015
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,607,163	$1,482,000	$5,099,000	$7,942,472
Bruton Apartments	20,046,839	-	18,145,000	-
Columbia Gardens	15,224,597	-	15,224,597	-
Cross Creek	9,034,294	3,624,614	6,101,605	3,624,614
Glenview Apartments	6,926,243	-	6,723,000	-
Harden Ranch	7,628,981	-	6,960,000	-
Montclair Apartments	3,569,573	-	3,458,000	-
Santa Fe Apartments	4,884,102	-	4,736,000	-
Seasons at Simi Valley	6,724,110	-	6,320,000	-
Sycamore Walk	5,447,000	-	5,447,000	-
Tyler Park Apartments	6,562,209	-	6,075,000	-
Vantage at Braunfels, LLC	-	4,364,787	-	4,364,787
Vantage at Brooks, LLC	-	3,533,104	-	3,533,104
Westside Village Market	4,172,340	-	3,970,000	-
Willow Run	15,224,591	-	15,224,591	-
	$111,052,042	$13,004,505	$103,483,793	$19,464,977

	December 31, 2014
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,645,559	$1,482,000	$5,159,000	$7,534,002
Bruton Apartments	18,145,000	-	18,145,000	-
Cross Creek	8,617,079	3,528,615	6,074,817	3,528,615
Glenview Apartments	6,723,000	-	6,723,000	-
Harden Ranch	9,300,000	-	9,300,000	-
Montclair Apartments	3,458,000	-	3,458,000	-
Santa Fe Apartments	4,736,000	-	4,736,000	-
Tyler Park Apartments	8,100,000	-	8,100,000	-
Westside Village Market	5,400,000	-	5,400,000	-
	$70,124,638	$5,010,615	$67,095,817	$11,062,617

VIEs, Assets Held for Sale [Table Text Block]

the Partnership has made taxable property loans to these consolidated VIEs of $7.4 million as of December 31, 2014. These were eliminated upon consolidation. The Consolidated VIEs were sold in the fourth quarter of 2015, therefore there were no assets held for sale reported as of December 31, 2015. The total income earned from the mortgage revenue bonds in 2015 was approximately $821,000.

VIEs, Assets Held for Sale - December 31, 2014
Property Name	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2014	Income Earned in 2014

Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,465,000	$468,859
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	7,266,000	460,420
Total Mortgage Revenue Bonds				$14,731,000	$929,279

(1) Bonds held by ATAX TEBS I, LLC